ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses [Line Items]
Lab services	$ 36,579	$ 64,768	$ 0
Professional fees	107,143	173,829	32,284
Consultant fees	52,000	52,000	33,250
Interest	12,559	10,804	4,003
Expense reimbursement	0	4,000	98
Total accrued expenses	$ 208,281	$ 305,401	$ 69,635